Other Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Other current liabilities
Accounts payable	$ 131	$ 123
Accrued dividends payable	55	51
Accrual for Taxes Other than Income Taxes, Current	44	51
Deferred Compensation Liability, Current	17	26
Other payables	197	164
Total other current liabilities	444	415
Other non-current liabilities
Incentives from lessors	171	183
Deferred compensation plan liability	92	89
Accounts Payable	26	13
Accounts Payable	14	6
Taxes Payable	15	40
Other payables	71	43
Total other non-current liabilities	389	374
Total other liabilities	$ 833	$ 789